Schedule of Royalty Minimum Payment by Preceding Agreement Year (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2022	Oct. 31, 2021	Jan. 31, 2022	Jan. 31, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Royalty expenses	$ 116,912	$ 99,457	$ 391,887	$ 391,433	$ 562,491	$ 539,801
Agreement Year First And Second [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Royalty expenses
Agreement Year Third And Fourth [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Royalty expenses			50,000		50,000
Agreement Year Fifth, Sixth And Seventh [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Royalty expenses			75,000		75,000
Agreement Year Eight and Nine [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Royalty expenses			100,000		100,000
Agreement Year Tenth And Thereafter [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Royalty expenses			$ 125,000		$ 125,000